Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2026
Short-term provisions
Schedule of short-term provisions

		2026	2025
for the year ended 30 June	Note	Rm	Rm
Emission rights		764	726
Other provisions		521	626
Short-term portion of
long-term provisions	29	781	1 688
post-retirement benefit obligations	31	738	717
		2 804	3 757